Impairment charges	6 Months Ended
Jun. 30, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges
Impairment charges

	Six months ended 30 June 2021	Six months ended 30 June 2020
	Pre-tax	Pre-tax
	US$m	US$m
Aluminium – Pacific Aluminium	—	(489)
Aluminium - ISAL	—	(204)
Minerals – Diavik	—	(441)
Total impairment charge	—	(1,134)

Allocated as:
Intangible assets	—	(4)
Property, plant and equipment	—	(1,011)
Investment in equity accounted units ('EAUs')	—	(119)
Total impairment charge	—	(1,134)
Comprising:
Impairment charges of consolidated balances	—	(1,015)
Impairment charges related to EAUs (pre-tax)	—	(148)
Total impairment charge	—	(1,163)
Taxation (including related to EAUs)	—	130
Total impairment in the income statement	—	(1,033)

2021
There were no impairment charges or reversals during the six months ended 30 June 2021.

2020
Aluminium - Pacific Aluminium, Australia and New Zealand
On 9 July 2020, we announced the conclusion of the NZAS strategic review and gave Meridian Energy 14 months' notice for the termination of the power contract. As a result of the decision to wind-down operations an impairment trigger was identified. The net present value of post-tax cash flows over the remaining life for this cash-generating unit was negative and therefore the non-current assets of the smelter were fully impaired.

The high operating costs and challenging outlook for the aluminium industry also resulted in impairment triggers being identified at the Bell Bay aluminium smelter in Tasmania, Australia and at Boyne Smelter in Queensland, Australia. Bell Bay has a power contract to 2025 with Hydro Tasmania and with the current market context the forecast net present value of cash flows over that period was negative. The property, plant and equipment of the Bell Bay smelter was fully impaired. The recoverable amount for our share of the Boyne Smelter cash-generating unit which also included the Gladstone Power Station was determined as US$273 million based on post-tax cash flows expressed in real-terms and discounted at 6.6%. Accordingly our share of impairment after tax in the equity accounted unit was US$119 million (US$148 million pre-tax) related to the smelter and US$26 million (US$36 million pre-tax) related to the power station.
Impairment charges (continued)

Aluminium - ISAL Smelter, Iceland
In February 2020 we announced a strategic review of the ISAL smelter in Iceland and the challenging market conditions were identified as an impairment trigger. The net present value of cash flows projected over the remaining life for this CGU did not support retaining any carrying value for the non-current assets of the CGU, which were fully impaired following a pre-tax impairment charge of US$204 million in the first half of 2020.

During subsequent negotiations Landsvirkjun tabled an improved offer for power delivery, restoring the competitiveness of the smelter over its remaining life. At 31 December 2020, we concluded these updated circumstances, represented an indicator of partial impairment reversal. When combined with improved pricing since 30 June 2020 we calculated a post-tax recoverable amount for the CGU of US$139 million based on the IAS 36 fair value less cost of disposal (FVLCD) methodology, discounted using a post-tax discount rate of 6.6% expressed in real terms and recorded a pre-tax impairment reversal of US$111 million. As a consequence, the full year results for the year ended 31 December 2020 included a net pre-tax impairment charge of US$93 million.

Minerals (previously under Copper & Diamonds) - Diavik, Canada
The COVID-19 pandemic significantly disrupted the global demand for diamonds with many countries restricting the movement of citizens and closing retail outlets. Our 40% joint venture partner at the Diavik diamond mine filed for creditor protection in April 2020 and defaulted on its cash calls. Together these circumstances were identified as an impairment trigger. The net present value of post-tax cash flows projected over the remaining life of the Diavik diamond mine to 2025 did not support retaining any carrying value for the property, plant and equipment and intangible assets of the cash generating unit, which were fully impaired.